Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
GOODWILL
NOTE 11:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 were as follows:

Balance as of January 1, 2016	$441,021

Acquisition of subsidiaries	51,049	*)
Classifications	389
Foreign currency translation adjustments	2,903	*)

Balance as of December 31, 2016	495,362
Acquisition of subsidiaries	94,851
Classifications	1,105
Foreign currency translation adjustments	25,954

Balance as of December 31, 2017	$617,272

*)	Adjustment to comparative data

The Company performed annual impairment tests during the fourth quarter of 2017 and did not identify any impairment losses (See Note 2(21)).